Investment in Securities	12 Months Ended
Mar. 31, 2018
Investments Schedule [Abstract]
Investment in Securities

9. Investment in Securities

Investment in securities as of March 31, 2017 and 2018 consists of the following:

	Millions of yen
	2017	2018
Trading securities*	¥569,074	¥422,053
Available-for-sale securities	1,165,417	1,015,477
Held-to-maturity securities	114,400	113,891
Other securities	177,621	178,034

Total	¥2,026,512	¥1,729,455

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥547,850 million and ¥403,797 million as of March 31, 2017 and 2018, respectively.

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in net gains on investment securities and life insurance related investment income. For further information, see Note 22 “Gains on Investment Securities and Dividends” and Note 23 “Life Insurance Operations.” Net unrealized holding gains (losses) on trading securities held as of March 31, 2016, 2017 and 2018 were losses of ¥84,678 million, gains of ¥19,049 million and gains of ¥14,497 million for fiscal 2016, 2017 and 2018, respectively.

During fiscal 2016, 2017 and 2018, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥464,232 million, ¥549,865 million and ¥456,270 million, respectively, resulting in gross realized gains of ¥32,593 million, ¥33,804 million and ¥31,312 million, respectively, and gross realized losses of ¥467 million, ¥3,103 million and ¥596 million, respectively. The cost of the securities sold was based on the average cost of each issue of securities held at the time of the sale.

During fiscal 2016, 2017 and 2018, the Company and its subsidiaries charged losses on securities of ¥4,515 million, ¥6,608 million and ¥1,246 million, respectively, to the accompanying consolidated statements of income for declines in market value of securities where the decline was considered as other than temporary.

Other securities consist mainly of non-marketable equity securities and preferred equity securities carried at cost, and investment funds carried at an amount that reflects equity income and loss based on the investor’s share. The aggregate carrying amount of other securities accounted for under the cost method totaled ¥25,597 million and ¥27,334 million as of March 31, 2017 and 2018, respectively. Investments with an aggregate cost of ¥25,396 million and ¥27,260 million respectively, were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had a significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to manage the risk of changes in fair value of these foreign government bond securities. As of March 31, 2017 and 2018, were fair valued at ¥1,015 million and ¥719 million, respectively.

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to manage the risk of changes in fair value of these foreign corporate debt securities. As of March 31, 2017 and 2018, were fair valued at ¥1,026 million and ¥8,882 million, respectively.

A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the equity securities and the derivatives used to manage the risk of changes in fair value of these equity securities. As of March 31, 2017 and 2018, these equity securities were fair valued at ¥15,400 million and ¥22,365 million, respectively.

Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2017 and 2018, the fair values of these investments were ¥7,453 million and ¥5,665 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2017 and 2018 are as follows:

March 31, 2017

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥334,117	¥12,321	¥(826)	¥345,612
Japanese prefectural and foreign municipal bond securities	166,789	3,034	(1,001)	168,822
Corporate debt securities	393,021	3,606	(2,983)	393,644
Specified bonds issued by SPEs in Japan	1,077	10	0	1,087
CMBS and RMBS in the Americas	95,700	3,359	(558)	98,501
Other asset-backed securities and debt securities	61,138	3,957	(378)	64,717
Equity securities	67,914	25,618	(498)	93,034

	1,119,756	51,905	(6,244)	1,165,417

Held-to-maturity:
Japanese government bond securities and other	114,400	25,323	0	139,723

	¥1,234,156	¥77,228	¥(6,244)	¥1,305,140

March 31, 2018
	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥271,866	¥11,383	¥(7,439)	¥275,810
Japanese prefectural and foreign municipal bond securities	160,549	3,247	(560)	163,236
Corporate debt securities	368,106	2,974	(4,605)	366,475
Specified bonds issued by SPEs in Japan	854	7	0	861
CMBS and RMBS in the Americas	72,793	2,543	(1,160)	74,176
Other asset-backed securities and debt securities	77,974	3,413	(66)	81,321
Equity securities	49,971	5,653	(2,026)	53,598

	1,002,113	29,220	(15,856)	1,015,477

Held-to-maturity:
Japanese government bond securities and other	113,891	26,933	0	140,824

	¥1,116,004	¥56,153	¥(15,856)	¥1,156,301

The following tables provide information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2017 and 2018, respectively:

March 31, 2017

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥33,991	¥(826)	¥0	¥0	¥33,991	¥(826)
Japanese prefectural and foreign municipal bond securities	36,873	(696)	6,202	(305)	43,075	(1,001)
Corporate debt securities	152,812	(2,983)	0	0	152,812	(2,983)
CMBS and RMBS in the Americas	20,238	(485)	9,428	(73)	29,666	(558)
Other asset-backed securities and debt securities	3,308	(1)	3,991	(377)	7,299	(378)
Equity securities	7,645	(480)	787	(18)	8,432	(498)

	¥254,867	¥(5,471)	¥20,408	¥(773)	¥275,275	¥(6,244)

March 31, 2018
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥72,523	¥(5,599)	¥27,458	¥(1,840)	¥99,981	¥(7,439)
Japanese prefectural and foreign municipal bond securities	17,208	(125)	19,479	(435)	36,687	(560)
Corporate debt securities	90,216	(2,011)	89,573	(2,594)	179,789	(4,605)
CMBS and RMBS in the Americas	12,798	(359)	7,065	(801)	19,863	(1,160)
Other asset-backed securities and debt securities	4,623	(56)	774	(10)	5,397	(66)
Equity securities	6,505	(247)	6,914	(1,779)	13,419	(2,026)

	¥203,873	¥(8,397)	¥151,263	¥(7,459)	¥355,136	¥(15,856)

The number of investment securities that were in an unrealized loss position as of March 31, 2017 and 2018 were 325 and 320, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met.

Debt securities with unrealized loss position mainly include foreign government bond securities and corporate debt securities in Japan and overseas.

The unrealized loss associated with government bond securities and corporate debt securities are primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectability of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2018.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired as of March 31, 2018.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Total other-than-temporary impairment losses	¥4,517	¥6,608	¥1,246
Portion of loss recognized in other comprehensive income (before taxes)	(2)	0	0

Net impairment losses recognized in earnings	¥4,515	¥6,608	¥1,246

Total other-than-temporary impairment losses for fiscal 2016 and 2018 related to equity securities, debt securities and other securities. Total other-than-temporary impairment losses for fiscal 2017 related to equity securities and other securities.

During fiscal 2016 and 2018, other-than-temporary impairment losses related to debt securities are recognized mainly on certain other asset-backed securities. Other asset-backed securities have experienced credit losses due to a decline in value of the underlying assets. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes. The credit loss assessment is made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed securities, that were estimated based on a number of assumptions such as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Beginning	¥2,633	¥1,413	¥1,220
Addition during the period:
Credit loss for which an other-than-temporary impairment was previously recognized	49	0	0
Reduction during the period:
For securities sold or redeemed	(604)	(171)	0
Due to change in intent to sell or requirement to sell	(665)	(22)	(199)

Ending	¥1,413	¥1,220	¥1,021

Certain subsidiaries recorded other-than-temporary impairments related to the non-credit losses arising from foregoing debt securities for CMBS and RMBS in the Americas. These impairments included the amount of unrealized gains or losses for the changes in fair value of the debt securities after recognition of other-than-temporary impairments in earnings. As of March 31, 2016, an unrealized gain of ¥61 million and an unrealized loss of ¥6 million, before taxes, were included and an unrealized gain of ¥39 million and an unrealized loss of ¥4 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2017, an unrealized gain of ¥57 million, before taxes, were included and an unrealized gain of ¥36 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2018, an unrealized gain of ¥42 million, before taxes, were included and an unrealized gain of ¥33 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2017 and 2018, no unrealized loss was included in unrealized gains or losses of accumulated other comprehensive income.

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held as of March 31, 2018:

Available-for-sale securities held as of March 31, 2018:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥78,856	¥79,275
Due after one to five years	219,826	222,521
Due after five to ten years	373,031	363,490
Due after ten years	280,429	296,593

	¥952,142	¥961,879

Held-to-maturity securities held as of March 31, 2018:

	Millions of yen
	Amortized cost	Fair value
Due after ten years	¥113,891	¥140,824

	¥113,891	¥140,824

Securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥12,712 million, ¥14,031 million and ¥15,756 million for fiscal 2016, 2017 and 2018, respectively.

A certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and it was not probable the subsidiary was able to recover all contractual amounts of those debt securities. The subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the subsidiary determines a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. For a debt security for which an other-than-temporary impairment is considered to have occurred, the subsidiary recognizes the entire difference between the amortized cost and the fair value in earnings if the subsidiary intends to sell the debt security or it is more likely than not that the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the subsidiary does not intend to sell the debt security and it is not more likely than not that the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the subsidiary separates the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes. The carrying amounts and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥18 million and ¥355 million as of March 31, 2017, and ¥17 million and ¥337 million as of March 31, 2018. The outstanding balance of accretable yield was ¥402 million and ¥298 million as of March 31, 2017 and 2018, respectively.